AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED AUGUST 5, 2011

TO THE

PROSPECTUS DATED MARCH 1, 2011

AMERICAN INDEPENDENCE STOCK FUND (TICKER SYMBOL: Class A – IFCSX)	AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND (TICKER SYMBOL: Class A – FNIHX)
AMERICAN INDEPENDENCE INTERNATIONAL EQUITY FUND (TICKER SYMBOLS: Class I – IMSSX; Class A – IIESX)	AMERICAN INDEPENDENCE FUSION FUND (TICKER SYMBOLS: Class I – AFFSX, Class A – AFFAX)

This Supplement, dated August 5, 2011, to the Prospectus dated March 1, 2011, combines previously filed supplements dated May 11, 2011, May 20, 2011 and June 30, 2011 (together the “Previous Supplements”), into one supplement and supersedes the Previous Supplements to the March 1, 2011 Prospectus and replaces them in their entirety.

The Board of Trustees of the American Independence Funds Trust has approved certain changes to certain series of the Trust as outlined below:

Stock Fund and U.S. Inflation-Indexed Fund. The Board approved revisions to the distribution and service fees charged for the Class A Shares of the American Independence Stock Fund and the American Independence U.S. Inflation-Indexed Fund (the “Funds”). Effective June 15, 2011, the Funds will be imposing a portion of the distribution fee on the Stock Fund and a portion of the service fee on the U.S. Inflation-Indexed Fund. The Adviser had previously waived 0.25% of the distribution fee and 0.25% of the service fee on the Stock Fund and U.S. Inflation-Indexed Fund, respectively.

International Equity Fund. Effective May 31, 2011, the Board approved changes to the International Equity Fund’s expense limitation and the name of the Fund. The Fund has been renamed as the International Alpha Strategies Fund. In addition, certain management of the Fund changed as noted below.

Fusion Fund. At a Board meeting held on June 17, 2011, the Trust’s Board unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Eddystone Capital, LLC with respect to the Fusion Fund (the “Fund”), subject to the approval of the Fund’s shareholders. Shareholders of record received a proxy statement on or around July 21, 2011, containing additional details regarding the New Agreement and the special meeting. Effective July 1, 2011, Eddystone Capital, LLC (“Eddystone”) took over management of the Fund’s portfolio under the supervision of AIFS. Under the New Agreement, Eddystone is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund. At a meeting held on August 5, 2011, shareholders of the Fund, as of the record date (June 30, 2011), approved the New Agreement. At the time Eddystone began managing the Fund (July 1, 2011) and prior to the approval of the New Agreement (August 5, 2011), AIFS and Eddystone served without compensation for its services.

The Prospectus is hereby amended and supplemented, effective immediately, to reflect the following changes:

1.      Under the “FUND SUMMARY” section for the Stock Fund,  the following information changes:

a.       Under the sub-section “Fees and Expenses of the Fund”, the Fees and Expense Table on page 2 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.32%(2)	1.00%
Other Expenses	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.79%	2.47%
Fee Waivers and Expense Reimbursements(3)	-0.30%	-0.30%	-0.30%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	1.17%	1.49%	2.17%

(1)   Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)   The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.07% of the distribution fee and is assessing the full 0.25% of the shareholder servicing fee.

(3)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.48% and 2.16% of the Fund’s average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

b.        Under the sub-section “Fees and Expenses of the Fund”, the expense Example on page 3 is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 119	$ 435	$ 774	$ 1,732
Class A Shares	$ 718	$ 1,078	$ 1,463	$ 2,536
Class C Shares	$ 323	$ 741	$ 1,289	$ 2,784

2.      Under the “FUND SUMMARY” section for the International Equity Fund,  the following information changes:

a.   Under the sub-section “Fees and Expenses of the Fund”, the Fees and Expense Table on page 7 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.23%	1.73%
Fee Waivers and Expense Reimbursements(1)	-0.28%	-0.28%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.95%	1.45%

(1)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until May 31, 2013 in order to keep the Total Annual Fund Operating Expenses to 0.95% and 1.45% of the Fund’s average net assets for Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

b.        Under the sub-section “Fees and Expenses of the Fund”, the expense Example on page 8 is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 97	$ 363	$ 649	$ 1,464
Class A Shares	$ 714	$ 1,063	$ 1,435	$ 2,477

c.   Under the sub-section “Portfolio Management”, the Sub-adviser information on page 11 is replaced in its entirety with the following:

Sub-Adviser. Security Investors, LLC, which operates as Security Global Investors (“SGI”), is located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133.

Manager Name	Primary Title	Managed the Fund Since
Nardin Baker	Portfolio Manager	2011
Jakob Wold	Portfolio Manager	2011

3.      Under the “FUND SUMMARY” section for the U.S. Inflation-Indexed Fund, the following information changes:

a.       Under the sub-section “Fees and Expenses of the Fund”, the Fees and Expense Table on page 30 is replaced with the following:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 62 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares	Class C Shares

Fees (fees Shareholder paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None	1.00%(1)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.45%(2)	1.00%
Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.76%	1.21%	1.76%
Fee Waivers and Expense Reimbursements(3)	-0.44%	-0.44%	-0.44%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	0.32%	0.77%	1.32%

(1)   Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

(2)   The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% of the distribution fee and is assessing only 0.20% of the shareholder servicing fee.

(3)   Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund’s average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

b.      Under the sub-section “Fees and Expenses of the Fund”, the expense Example on page 31 is replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$ 33	$ 152	$ 333	$ 857
Class A Shares	$ 500	$ 707	$ 978	$ 1,752
Class C Shares	$ 238	$ 466	$ 869	$ 1,998

4.      Under “FUND SUMMARY” for the Fusion Fund, certain sections are amended as follows:

a.   The section entitled “Principal Investment Strategies, Risks and Performance” on page 36 is changed to include the following information:

Under Principal Strategies, the second and third bullet points are replaced in their entirety with the following, all other bullet points under this sub-section remain the same:

➢  Securities in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, South America, and North America;

➢  Will hold long positions with an aggregate value of up to 100% of its net assets and establish short positions with a market value of approximately 45% of its net assets;

In addition under Principal Strategies, the following bullet point is added:

➢ May use put options on indices to alter exposure as overall insurance when volatility is low and rising number of cyclical short ideas.

b.        The section entitled “Portfolio Management” on page 40 is replaced in its entirety with the following information:

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC.

Sub-Adviser. Eddystone Capital, LLC (“Eddystone”), located at 335 Madison Avenue, Mezzanine, New York, NY 10017, serves as the sub-adviser to the Fund.

. Manager Name	Primary Title	Managed the Fund Since
Francis Ledwidge	Chief Investment Officer	2011
Timothy Voake	Portfolio Manager	2011

5.      Under the section “MORE ABOUT THE FUNDS”, under the sub-section entitled “Additional Information About the Funds’ Investment Strategies,” the paragraph for Fusion Fund on page 50 is replaced with the following:

Fusion Fund. A focus on absolute return is maintained through the “bottom up” process, which tries to identify securities trading at a discount to intrinsic value. The long portfolio is diversified across numerous positions as well as by industry and geography. Capital is allocated based first on risk rather than reward so the highest risk securities receive the smallest allocation. Each position purchased is reviewed on a regular basis and additional commitments are normally only made as corporate results, changes or liaisons with management confirm that the initial synopsis as to potentially improving trends is correct.

6.      Under the section “MORE ABOUT THE FUNDS”, in the sub-section “Fund Management”, the sub-section entitled “Sub-Advisers” is changed as follows:

a.   The Sub-Adviser information for International Equity on page 58 is changed as follows:

i.        The second paragraph under “Sub-Advisers”, “International Equity Fund” is replaced in its entirety with the following:

The SGI investment team of Nardin Baker and Jakob Wold are jointly and primarily responsible for the day-to-day management of the Fund.

ii.      The paragraph under “Portfolio Manager” for David Whittall is removed in its entirety.

b.      The following shall be added at the end of the Sub-Advisers sub-section specifically for the Fund:

Fusion Fund.

Eddystone Capital, LLC (“Eddystone”) is located at 335 Madison Avenue, Mezzanine, New York, NY 10017. As of April 30, 2011, Eddystone managed more than $34 million in assets. Eddystone, which was founded in 1997, is registered as an investment adviser under the Advisers Act. Although it shares the same place of business as the Fund’s Adviser, it is not affiliated with AIFS.

The Fund will be co-managed by Mr. Francis J. Ledwidge and Mr. Timothy Voake of Eddystone. Information about Messrs. Ledwidge and Voake, including work experience and education, is below.

Portfolio Managers.

Francis J. Ledwidge, Chief Investment Officer, has been with Eddystone since 1997 and serves as one of the Principals of Eddystone, LLC and is its Chief Investment Officer. He is the Investment Manager of the Eddystone Fund LP, which he has managed since January 1, 1999. As of September 23, 2009 Mr. Ledwidge joined the board of Artio Global Investors Inc. (NYSE:ART) as an independent director. Mr. Ledwidge’s prior experience includes Chief Investment Officer of Bankers Trust’s international private banking division in the United States and Switzerland (1989 to 1995). Mr. Ledwidge received his BA (Hons) degree Economics and Business Studies from Sheffield University in 1972.

Timothy D. Voake, Manager, joined Eddystone in May 2003. He serves as one of the Principals of Eddystone Capital LLC, is the Manager of the Eddystone Fund LP and the Investment Manager of the Eddystone Offshore Fund. Prior to joining Eddystone, Mr. Voake was a managing director at HSBC’s brokerage division in New York (2001-2003) where he led the Asian and other emerging markets equity sales unit. From 1999 to 2001 he held a similar position at Donaldson Lufkin & Jenrette before the business was sold to Credit Suisse First Boston. He received his BA in Chinese from the London School of Oriental and African Studies in 1984.

7.      Under the section “INVESTING WITH THE FUNDS”, the second paragraph on page 71 under “Distribution and Service (12b-1) Fee Plan” is replaced in its entirety with the following:

Currently, the Stock Fund is waiving 0.18% of the distribution fee in Class A.  The Short-Term Bond Fund, Core Plus Fund, Kansas Tax-Exempt Bond Fund and U.S. Inflation-Indexed Fund are waiving 0.25%, 0.15%, 0.09% and 0.05%, respectively, of the shareholder servicing fees in Class A.

8.      Throughout the Prospectus, the name International Equity Fund shall be changed to the International Alpha Strategies Fund. The investment objective and the strategies for the Fund will not change due to the name change.

Old Name	New Name
American Independence International Equity Fund	American Independence International Alpha Strategies Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED AUGUST 5, 2011
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

AMERICAN INDEPENDENCE STOCK FUND (TICKER SYMBOL: Class A – IFCSX)	AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND (TICKER SYMBOL: Class A – FNIHX)
AMERICAN INDEPENDENCE INTERNATIONAL EQUITY FUND (TICKER SYMBOLS: Class I – IMSSX; Class A – IIESX)	AMERICAN INDEPENDENCE FUSION FUND (TICKER SYMBOLS: Class I – AFFSX, Class A – AFFAX)

This Supplement, dated August 5, 2011, to the Statement of Additional Information dated March 1, 2011 (“SAI”), combines previously filed supplements dated May 11, 2011, May 20, 2011 and June 30, 2011 (together the “Previous Supplements”), into one supplement and supersedes the Previous Supplements to the March 1, 2011 SAI and replaces them in their entirety.

The Board of Trustees of the American Independence Funds Trust has approved certain changes to certain series of the Trust as outlined below.

Stock Fund and U.S. Inflation-Indexed Fund. The Board approved revisions to the distribution and service fees charged for the Class A Shares of the American Independence Stock Fund and the American Independence U.S. Inflation-Indexed Fund (the “Funds”). Effective June 15, 2011, the Funds will be imposing a portion of the distribution fee on Stock Fund and a portion of the service fee on U.S. Inflation-Indexed Fund. The Adviser had previously waived 0.25% of the distribution fee and 0.25% of the service fee on the Stock Fund and U.S. Inflation-Indexed Fund, respectively.

International Equity Fund. Effective May 31, 2011, the Board approved changes to the International Equity Fund’s expense limitation and the name of the Fund. The Fund has been renamed as the International Alpha Strategies Fund. In addition, certain management of the Fund changed as noted below.

Fusion Fund. At a Board meeting held on June 17, 2011, the Trust’s Board unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Eddystone Capital, LLC with respect to the Fusion Fund (the “Fund”), subject to the approval of the Fund’s shareholders. Shareholders of record received a proxy statement on or around July 21, 2011, containing additional details regarding the New Agreement and the special meeting. Effective July 1, 2011, Eddystone Capital, LLC (“Eddystone”) took over management of the Fund’s portfolio under the supervision of AIFS. Under the New Agreement, Eddystone is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund. At a meeting held on August 5, 2011, shareholders of the Fund, as of the record date (June 30, 2011), approved the New Agreement. At the time Eddystone began managing the Fund (July 1, 2011) and prior to the approval of the New Agreement (August 5, 2011), AIFS and Eddystone served without compensation for its services.

The SAI is hereby amended and supplemented, effective immediately, to reflect the following changes:

1.      Throughout the SAI, the name International Equity Fund shall be changed to the International Alpha Strategies Fund. The investment objective and the strategies for the Fund will not change due to the name change.

Old Name	New Name
American Independence International Equity Fund	American Independence International Alpha Strategies Fund

2.      Under the section “INVESTMENT ADVISORY AND OTHER SERVICES”

a.       On page 39 under the sub-section “Advisory Agreement and Fees”, the sub-advisory fee table shall be replaced in its entirety with the following:

Fund	Sub-Advisory Fee

International Alpha Strategies Fund	0.27%
Short-Term Bond Fund	0.20%
Core Plus Fund	0.20%
U.S. Inflation-Indexed Fund	0.20%
Fusion Fund	0.70%
Large Cap Growth Fund	0.50%
Small Cap Growth Fund	0.50%

b.      On page 40 under the sub-section “Board Approval of the Advisory Agreements for the Funds”, the information for the International Alpha Strategies Fund (formerly, International Equity Fund) in the table under the second paragraph of that section is replaced with the following:

Fund	Class A	Class C	Institutional Class
International Alpha Strategies Fund	1.45%	N/A	0.95%

c.       Starting on page 41 under the sub-section entitled “Sub-Advisers”, the following paragraphs shall be added to the end of the sub-section:

Eddystone Capital, LLC (“Eddystone”). Pursuant to a sub advisory agreement, Eddystone serves as the investment sub-adviser to the Fusion Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Eddystone, located at 335 Madison Avenue, Mezzanine Floor, New York, New York 10017, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940.  Eddystone manages the day-to-day investment and the reinvestment of the assets of the American Independence Fusion Fund, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust.

On a day- to - day basis Francis Ledwidge has primarily responsible for the management of the Fusion Fund. The management company has two principals, Francis Ledwidge and Timothy Voake.  For more information about the portfolio manager and the principals of the management company, please see the section below entitled “PORTFOLIO MANAGER INFORMATION”

3.      Under the section “PORTFOLIO MANAGER INFORMATION” starting on page 44, certain information is updated as follows:

a.       Under the “Portfolio Managers” sub-section, the following changes are made:

i.        On page 44, the Fusion Fund shall be removed from under the first paragraph labeled “Stock Fund and Fusion Fund (American Independence Financial Services, LLC):” and a new section added at the end of the sub-section as follows:

Francis J. Ledwidge, Principal and Chief Investment Officer of the Management Company. Mr. Ledwidge has been a principal of Eddystone since its formation in 1997.  Eddystone also serves as the investment manager of The Eddystone Fund LP and The Eddystone Offshore Fund, Ltd.  Since September, 2009 Mr. Ledwidge has been an independent director of Artio Global Investors Inc. (ART).

From 1989 to 1995 Mr. Ledwidge was the Chief Investment Officer of Bankers Trust’s international private banking division in the United States and Switzerland.  The New York unit tripled assets to over $2 billion under his leadership. In addition, he established and managed a five-star Morningstar rated international equity mutual fund during this time.  Latterly he was also responsible for much of Bankers Trust’s institutional international and global asset management businesses.  For the prior thirteen years, Mr. Ledwidge worked at Robert Fleming, first as a portfolio manager in London and then as a sell side research director in New York. He received his BA (Hons) degree from Sheffield University in 1972.

Timothy D. Voake, Principal of the Management Company. Timothy D. Voake is a principal of Eddystone Capital which he joined in 2003.  Before joining the Management Company, Mr. Voake was a managing director at HSBC’s brokerage division in New York from 2001 to 2003, where he led the Asian and other emerging markets equity sales unit.  From 1999 to 2001 he held a similar position at Donaldson Lufkin & Jenrette before the business was sold to Credit Suisse First Boston.

From 1989 to 1999 Mr. Voake worked at Peregrine Brokerage, of which he was a founding shareholder, moving first to head up their U.S. unit in New York in 1993.  As Chief Executive Officer of the U.S. based business he developed it from scratch to become the leading Asia focused brokerage house in the U.S. (#1 ranking in Greenwich Associates survey), personally being rated as the #1 research sales person in the U.S. by Brendan Woods.  Prior to 1989 Mr. Voake worked as a buy side analyst for Robert Fleming in London before moving to Hong Kong in 1986 as a sell side research director first with BZW and then with Jardine Fleming.  He received his BA in Chinese from the London School of Oriental and African Studies in 1984.

ii.      On page 45, the first paragraph under “International Equity Fund (Security Global Investors, LLC)” is removed in its entirety.

iii.    On page 47, in the sections “Beneficial Ownership by Portfolio Manager” and “Account Management Disclosures”, Mr. Whittall’s name and information is removed in its entirety.

b.      On page 47, under the “Beneficial Ownership by Portfolio Manager” sub-section, the following portfolio managers will be added along with the ownership positions as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family
Francis J. Ledwidge	$0	$0
Timothy D. Voake	$0	$0

c.       Also on page 47, under the “Account Management Disclosures” sub-section, the following portfolio managers will be added along with the investment management information as follows (information is as of May 31, 2011):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Francis J. Ledwidge	0	$0	2	$26,100,000	3	$7,400,000

4.      Under the section “DISTRIBUTION AND RELATED SERVICE PLANS”, the second paragraph and related chart on page 56 of the SAI are replaced in their entirety with the following:

Currently, the following Funds are waiving all or a portion of the shareholder servicing fee in Class A Shares:

Fund	Waiver Amount	Distribution or Shareholder Servicing Fee
Stock Fund	0.18%	Distribution
Short-Term Bond Fund	0.25%	Shareholder Servicing
Core Plus Fund	0.15%	Shareholder Servicing
Kansas Tax-Exempt Bond Fund	0.11%	Shareholder Servicing
U.S. Inflation-Indexed fund	0.05%	Shareholder Servicing

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE